Balances and Transactions with Related Parties - Summary of Receivables from and Accounts Payable to Related Parties (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	$ 56,440,088	$ 57,976,125
Non-Current accounts payable from related companies	6,348,001	48,358,915
Accounts payable to related parties Current	1,004,597,958	130,053,962
Non-Current accounts payable to related parties	1,300,059,097	1,164,044,462
Endesa Espana [Member] | Other services | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	29,197	31,032
Accounts payable to related parties Current		159,940
Enel Trading Argentina S.R.L. [member] | Other services | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	17,846	94,838
Enel Trading Argentina S.R.L. [member] | IT Services [Member] | Argentina [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	81,921
Enel Global Infrastructure and Network [Member] | Other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	519,340	266,732
Accounts payable to related parties Current	330,865	651,662
Enel Global Infrastructure and Network [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	2,532,663
Enel Global Infrastructure and Network [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	5,170,559	5,397,360
Enel Green Power Morocco [Member] | Other services | MOROCCO | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	377,899	252,803
GNL Chile S.A. [Member] | Advance Gas Purchase [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	15,677,431	20,067,363
Non-Current accounts payable from related companies	6,348,001	48,358,915
GNL Chile S.A. [Member] | Gas Purchase [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	6,484,164	14,650,079
GNL Chile S.A. [Member] | Dividends [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		616,697
Endesa Generacion [Member] | Other services | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		25,643
Endesa Generacion [Member] | Coal Purchase [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	501,677
Endesa Generacion [Member] | Engineering Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	50,844	42,794
Accounts payable to related parties Current		190,879
Enel Iberia SRL [Member] | Other services | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	536,809	891,821
Enel Iberia SRL [Member] | IT Services [Member] | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	225,322
Enel Global Trading S.p.A [Member] | Other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	477,950	216,185
Accounts payable to related parties Current	787,719	558,964
Enel Global Trading S.p.A [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	26,185
Enel Global Trading S.p.A [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	303,992
Enel Global Trading S.p.A [Member] | Commodity Derivatives [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	21,198,832	22,048,245
Enel Global Trading S.p.A [Member] | Commodity Derivatives [Member] | ITALY | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	36,208,560	2,405,919
Enel Global Trading S.p.A [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	7,562,517	5,042,033
Eletropaulo Metropolitana Eletricidade [Member] | Other services | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	31,841
Accounts payable to related parties Current	307,897
Enel S.p.A. [Member] | Other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	882,361	533,309
Enel Brasil S A [Member] | Other services | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,435,123	866,928
Enel Brasil S A [Member] | Engineering Services [Member] | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	14,980
HIF H2 S.p.A [Member] | Capital Advance [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,987,978
Emgesa S.A. E.S.P. [Member] | Other services | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	140,226	164,018
Emgesa S.A. E.S.P. [Member] | Other services | Colombia [Member] | Colombia, Pesos
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	5,077	4,576
Emgesa S.A. E.S.P. [Member] | Engineering Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	223,213	198,066
Codensa S.A [Member] | Other services | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	51,915	74,930
Accounts payable to related parties Current	5,167	35,616
Codensa S.A [Member] | IT Services [Member] | Colombia [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	96,464	322,872
Enel Generacin Peru S.A. [Member] | Other services | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	558,576	404,354
Enel Generacin Peru S.A. [Member] | Other services | Peru [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	71,862
Enel Generacin Peru S.A. [Member] | Engineering Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,036,601	162,252
Enel Generacin Peru S.A. [Member] | Engineering Services [Member] | Peru [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		1,064,232
Enel Americas S.A. [Member] | Other services | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	144,953
Enel Americas S.A. [Member] | Other services | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,533,188	1,007,511
Accounts payable to related parties Current	2,528,922	2,285,642
Enel Americas S.A. [Member] | IT Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	737,980	410,946
Enel Americas S.A. [Member] | Technical Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	486,802
Enel Green Power Colombia SAS [Member] | Engineering Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	511,502	1,342,341
Enel Generacin Piura S.A. [Member] | Engineering Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	77,487	55,897
Chinango S.A.C. [Member] | Engineering Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	18,269	70,925
Enel Innovation Hubs Srl [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	102,449	25,362
Enel Green Power Spa [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	31,580,956	21,206,647
Enel Green Power Spa [Member] | Other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	2,294	2,088
Accounts payable to related parties Current	16,248,379	9,249,143
Enel Green Power Spa [Member] | Other services | ITALY | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	721,622	653,975
Enel Green Power Spa [Member] | Other services | ITALY | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	274,891
Enel Green Power Spa [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	126,210	170,756
Accounts payable to related parties Current	17,274,445	17,975,839
Enel Green Power Spa [Member] | Engineering Services [Member] | ITALY | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	470,414	395,683
Enel Green Power Spa [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	4,485,802
Enel Distribucin Peru S.A. [Member] | Other services | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		2,185
Enel Distribucin Peru S.A. [Member] | IT Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	384,250	657,232
Enel Energia [Member] | Other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	556,018	478,207
Gridspertise s.r.l. [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	403,567
Transmisora Electrica de Quillota Ltda. [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		13,887
Enel Global Services S.r.l [Member] | Other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	95,565	640,692
Enel Global Services S.r.l [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		551,776
Enel Global Services S.r.l [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	5,916,002	11,719,059
Enel Global Services S.r.l [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,324,716	1,154,817
Enel Green Power Per [Member] | Other services | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	4,411	186,734
Enel Green Power Per [Member] | Engineering Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	489,630	405,030
Energia Nueva Energa Limpia Mexico S.R.L [Member] | Other services | Mexico [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		34,843
Proyectos y Soluciones Renovables S.A.C. [Member] | Other services | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	149,270	96,267
Enel Generacion Costanera S.A. [Member] | Purchase of Materials [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,331,438
Enel Generacion Costanera S.A. [Member] | Engineering Services [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	184,990	155,722
Enel Generacion El Chocon S.A. [Member] | Engineering Services [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	14,203	11,954
Enel Green Power Brasil Participacoes LTDA [Member] | Other services | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		200,977
Enel Green Power Brasil Participacoes LTDA [Member] | Engineering Services [Member] | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		6,714
Energetica Monzon S.A.C. [Member] | Engineering Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	776,841	653,567
Enel Green Power North America Inc [Member] | Other services | United States [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	436,649	315,697
Empresa Distribuidora Sur S.A. [Member] | Other services | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	90,777	234,834
Empresa Distribuidora Sur S.A. [Member] | IT Services [Member] | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,543,540	1,080,101
Energia y Servicios South America Spa [Member] | Other services | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	246,923	42,549
Energia y Servicios South America Spa [Member] | Other services | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	189,150	623,843
Accounts payable to related parties Current	407,152	345,708
Energia y Servicios South America Spa [Member] | Engineering Services [Member] | Chile [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		871,748
Energia y Servicios South America Spa [Member] | Engineering Services [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		60,957
Energia y Servicios South America Spa [Member] | Technical Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	33,905
Enel X S.R.L. [Member] | Other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	51,303	29,990
Accounts payable to related parties Current	127,063	130,664
Enel X S.R.L. [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	890,918
Enel X S.R.L. [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	8,826,081	4,225,269
Enel Produzione [Member] | Other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	230,049	60,644
Accounts payable to related parties Current	1,033,214	1,395,436
Enel Produzione [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,880,143	1,999,721
Enel Global Thermal Generation S.r.l. [Member] | Other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,304,026	947,100
Enel Global Thermal Generation S.r.l. [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	203,833	17,720
Enel Global Thermal Generation S.r.l. [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	3,050,405	2,125,349
Enel Global Thermal Generation S.r.l. [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	1,223,525	753,544
Accounts payable to related parties Current	5,977,965	4,782,053
Enel North America Inc [Member] | Other services | United States [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	222,740	192,582
Enel X North America Inc [Member] | Other services | United States [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	96,448	86,685
Renovables de Guatemala S.A. [Member] | Engineering Services [Member] | Guatemala [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		1,089
Enel Trading Argentina S.R.L. [Member] | IT Services [Member] | Argentina [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current		173,263
Enel AMPCI Ts1 Holdings SpA [Member] | Management Services [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	3,239	8,176
Enel AMPCI Ts1 SpA [Member] | Management Services [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	16,471	41,591
Enel AMPCI Ebus Chile SpA [Member] | Management Services [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	3,239	8,176
Enel Italia SrL. [Member] | Other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	761,119	534,991
Accounts payable to related parties Current	1,617,382	676,267
Enel Italia SrL. [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,145,568	243,460
Enel Italia SrL. [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		253,605
Enel S.p.A [Member] | Other services | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	5,410,491	2,516,113
Enel S.p.A [Member] | Dividends [Member] | ITALY | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	1,923
Enel S.p.A [Member] | Dividends [Member] | ITALY | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	16,527,560
Enel S.p.A [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		1,381,313
Enel S.p.A [Member] | IT Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	2,142,992	263,443
Enel S.p.A [Member] | Technical Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	9,935,189	7,310,421
Enel Finance International NV [Member] | Loan Payable [Member] | NETHERLANDS | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	799,265,075	3,444,366
Non-Current accounts payable to related parties	1,300,059,097	1,164,044,462
Enel Green Power Italy [Member] | Other services | ITALY | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		459,992
Enel Green Power Argentina [Member] | Other services | Argentina [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Receivables from related parties Current	320,138	269,280
Enel Green Power Espaa SL [Member] | Other services | Spain [Member] | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	561,326	403,225
Cesi S.p.A. [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	316,622	247,773
Tecnatom SA [Member] | Engineering Services [Member] | ITALY | Euros [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	33,386	73,842
Enel X Brasil Gerenciamento de Energia Ltda [Member] | Other services | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current	$ 1,478	360
Enel Distribucin Sao Paulo [Member] | Other services | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable to related parties Current		$ 132,587